Concentration Risk (Textuals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplier Concentration Risk
Concentration Risk [Line Items]
Expenses incurred on hotel and restaurant services	$ 153.6	$ 153.7	$ 152.3